Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Balanced Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.2%
Penn Series Index 500 Fund* (Cost $23,476,637)	1,108,342	$42,338,657

AFFILIATED FIXED INCOME FUNDS — 40.4%
Penn Series Quality Bond Fund* (Cost $30,568,266)	1,938,083	28,916,200
TOTAL INVESTMENTS — 99.6% (Cost $54,044,903)		$71,254,857
Other Assets & Liabilities — 0.4%		254,243
TOTAL NET ASSETS — 100.0%		$71,509,100

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
1